Finance Costs - Summary of Finance Costs (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Material income and expense [abstract]
Interest expense, Bank loans	$ 1,869.4		$ 1,417.3	$ 766.6
Interest expense, Corporate bonds	1,139.9		1,633.8	2,563.6
Lease liabilities	240.9
Interest expense, Others	0.7		0.1	0.1
Finance costs	$ 3,250.9	$ 108.7	$ 3,051.2	$ 3,330.3